Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	¥ 154,004	¥ 142,843	¥ 144,059
Joint ventures	1,224	1,266	1,266
Investments accounted for using the equity method	¥ 155,228	¥ 144,109	¥ 145,325